Investments - Schedule of Cost or Amortized Cost and Fair Value of Available-For-Sale Fixed Maturity Securities in an Unrealized Loss Position (Details) $ in Millions	Dec. 31, 2017 USD ($)
Cost or Amortized Cost
Total	$ 15.0
Fair Value
Total	14.3
Fixed maturity securities
Cost or Amortized Cost
Due in one year through five years	1.6
Fair Value
Due in one year through five years	1.5
Commercial mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	3.5
Fair Value
Fair Value	3.3
Residential mortgage-backed
Cost or Amortized Cost
Cost or Amortized Cost	9.9
Fair Value
Fair Value	$ 9.5